Equity-Based Compensation Expense - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - Member Incentive Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Option Awards, Beginning Balance	4,970,375	5,737,250	3,328,500
Equity Option Awards, Granted			2,547,500
Equity Option Awards, Exercised	(21,250)	(120,000)
Equity Option Awards, Forfeited	(6,250)	(646,875)	(138,750)
Equity Option Awards, Ending Balance	4,942,875	4,970,375	5,737,250	3,328,500
Equity Option Awards, Vested or expect to vest	4,942,875	4,970,375
Equity Option Awards, Vested and exercisable	3,789,250	3,745,500
Weighted Average Exercise Price, Beginning Balance	$ 0.94	$ 0.95	$ 0.78
Weighted Average Exercise Price, Granted		1.00	1.15
Weighted Average Exercise Price, Exercised	0.85	0.84
Weighted Average Exercise Price, Forfeited	1.15		0.75
Weighted Average Exercise Price, Ending Balance	0.94	0.94	$ 0.95	$ 0.78
Weighted Average Exercise Price, Vested or expect to vest	0.94	0.94
Weighted Average Exercise Price, Vested and exercisable	$ 0.89	$ 0.92
Weighted Average Remaining Contractual Life (Years)	5 years 5 months 15 days	6 years 14 days	8 years 3 months 3 days	8 years 2 months 4 days
Weighted Average Remaining Contractual Life (Years), Vested or expect to vest	5 days 11 hours	6 years 14 days
Weighted Average Remaining Contractual Life (Years), Vested and exercisable	4 days 13 hours	5 years 5 months 8 days